Consolidated Balance Sheets - USD ($) $ in Millions	Nov. 30, 2019	Feb. 23, 2019	Feb. 24, 2018
Current assets
Cash and cash equivalents	$ 406.4	$ 926.1	$ 670.3
Receivables, net	501.2	586.2	615.3
Inventories, net	4,624.2	4,332.8	4,421.1
Prepaid assets		316.2	368.6
Other current assets		88.7	73.3
Other current assets	447.8	404.9
Total current assets	5,979.6	6,250.0	6,148.6
Property and equipment, net	9,222.0	9,861.3	10,770.3
Operating lease right-of-use assets	5,836.1
Intangible assets, net	2,123.9	2,834.5	3,142.5
Goodwill	1,183.3	1,183.3	1,183.3
Other assets	646.7	647.5	567.6
TOTAL ASSETS	24,991.6	20,776.6	21,812.3
Current liabilities
Accounts payable	3,183.2	2,918.7	2,833.0
Accrued salaries and wages	1,099.9	1,054.7	984.1
Current maturities of long-term debt and finance lease obligations	133.3	148.8	168.2
Current maturities of operating lease obligations	549.7
Current portion of self-insurance liability		306.8	296.0
Taxes other than income taxes		309.0	323.5
Other current liabilities		414.7	424.8
Other current liabilities	1,006.1	1,030.5
Total current liabilities	5,972.2	5,152.7	5,029.6
Long-term debt and finance lease obligations	8,615.9	10,437.6	11,707.6
Long-term operating lease obligations	5,430.5
Deferred income taxes	711.3	561.4	579.9
Long-term self-insurance liability		839.5	921.7
Other long-term liabilities		2,334.7	2,175.3
Other long-term liabilities	1,851.1	3,174.2
Commitments and contingencies
STOCKHOLDERS' EQUITY
Preferred stock, $0.01 par value; 30,000,000 shares authorized, no shares issued and outstanding as of November 30, 2019 and February 23, 2019 and February 24, 2018, respectively	0.0	0.0	0.0
Common stock, $0.01 par value; 1,000,000,000 shares authorized, 279,597,312 and 277,882,010 and 279,654,028 shares issued and outstanding as of November 30, 2019 and February 23, 2019 and February 24, 2018, respectively	2.8	2.8	2.8
Additional paid-in capital	1,823.5	1,814.2	1,773.3
Treasury stock, at cost, 1,772,018 shares held as of November 30, 2019 and February 23, 2019 and no shares held as of February 24, 2018, respectively	(25.8)	(25.8)
Accumulated other comprehensive income	85.6	91.3	191.1
Accumulated deficit	524.5	(431.8)	(569.0)
Total stockholders' equity	2,410.6	1,450.7	1,398.2
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 24,991.6	$ 20,776.6	$ 21,812.3